Related party transactions and balances - Schedule of Compensation of Key management (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related party transactions and balances
Compensation and short-term employee benefits	$ 253,233	$ 231,108
Compensation of key management personnel	$ 253,233	$ 231,108